CONDENSED STATEMENTS OF CASH FLOWS - USD ($)		3 Months Ended			6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (1,000)	$ (8,594,791)	$ (429,155)	$ (429,155)	$ (7,077,653)	$ (8,247,187)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	0			(181,000)	1,810,000	7,240,000
Transaction costs allocated to warrant liability			580,000	580,000		580,000
Interest earned on investments held in Trust Account	0	(5,738)			(43,125)	(53,249)
Changes in operating assets and liabilities:
Prepaid expenses	0				40,439	(273,852)
Accrued expenses	1,000				4,469,542	298,328
Net cash used in operating activities	0			(24,003)	(800,797)	(455,960)
Cash Flows from Investing Activities:
Investment of cash into Trust Account						(230,000,000)
Net cash used in investing activities						(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000				0	25,000
Proceeds from sale of Units, net of underwriting discounts paid						225,796,000
Proceeds from sale of Private Placement Warrants						6,600,000
Proceeds from promissory note – related party						250,000
Repayment of promissory note – related party						(250,000)
Payment of offering costs	0				(17,000)	(677,806)
Net cash provided by (used in) financing activities	25,000				(17,000)	231,743,194
Net Change in Cash	25,000				(817,797)	1,287,234
Cash – Beginning of period	0		$ 25,000	$ 0	1,287,234	0
Cash – End of period	25,000	$ 469,437			469,437	1,287,234
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Deferred underwriting fee payable						8,050,000
Deferred offering costs included in accrued offering costs	85,000				0	17,000
Common Class A [Member]
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Initial classification of Class A common stock subject to possible redemption						202,384,370
Change in value of common stock subject to possible redemption	$ 0				$ (7,077,649)	$ (7,665,370)